CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 CNY (¥)
Accounts receivable, allowance | ¥	¥ 19,243		¥ 19,468		¥ 14,731				¥ 14,966
Ordinary shares, par value | $ / shares							$ 0.0001
Ordinary shares, shares authorized							3,000,000,000	500,000,000
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	2,900,000,000		2,900,000,000		2,900,000,000		2,900,000,000
Ordinary shares, shares issued	319,677,037		319,677,037		303,289,537
Ordinary shares, shares outstanding	319,677,037		319,677,037		303,289,537
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	100,000,000		100,000,000		100,000,000		100,000,000
Ordinary shares, shares issued	73,680,917		73,680,917		73,680,917
Ordinary shares, shares outstanding	73,680,917		73,680,917		73,680,917